Long-Term Debt	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Long-Term Debt	LONG-TERM DEBT

($ millions)	Maturity Date	2023	2022
ITC
Secured U.S. First Mortgage Bonds -
4.22% weighted average fixed rate (2022 - 4.22%)	2024-2055	3,268	3,344
Secured U.S. Senior Notes -
4.00% weighted average fixed rate (2022 - 3.83%)	2028-2055	1,278	1,186
Unsecured U.S. Senior Notes -
4.16% weighted average fixed rate (2022 - 3.98%)	2024-2043	5,165	4,541
Unsecured U.S. Shareholder Note -
6.00% fixed rate (2022 - 6.00%)	2028	263	270
UNS Energy
Unsecured U.S. Tax-Exempt Bond - 4.00% weighted
average fixed rate (2022 - 4.00%)	n/a	—	123
Unsecured U.S. Fixed Rate Notes -
3.80% weighted average fixed rate (2022 - 3.58%)	2025-2053	3,668	3,450
Central Hudson
Unsecured U.S. Promissory Notes - 4.27% weighted
average fixed and variable rate (2022 - 4.14%)	2024-2060	1,687	1,526
FortisBC Energy
Unsecured Debentures -
4.61% weighted average fixed rate (2022 - 4.61%)	2026-2052	3,295	3,295
FortisAlberta
Unsecured Debentures -
4.52% weighted average fixed rate (2022 - 4.49%)	2024-2053	2,685	2,485
FortisBC Electric
Secured Debentures -
8.80% fixed rate (2022 - 8.80%)	n/a	—	25
Unsecured Debentures -
4.70% weighted average fixed rate (2022 - 4.70%)	2035-2052	860	860
Other Electric
Secured First Mortgage Sinking Fund Bonds -
5.24% weighted average fixed rate (2022 - 5.26%)	2026-2060	748	666
Secured First Mortgage Bonds -
5.29% weighted average fixed rate (2022 - 5.31%)	2025-2061	320	260
Unsecured Senior Notes -
4.45% weighted average fixed rate (2022 - 4.45%)	2041-2048	152	152
Unsecured U.S. Senior Loan Notes and Bonds -
4.89% weighted average fixed and variable rate (2022 - 4.71%)	2025-2052	702	745
Corporate and Other
Unsecured U.S. Senior Notes and Promissory Notes -
3.82% weighted average fixed rate (2022 - 3.82%)	2024-2044	2,251	2,691
Unsecured Debentures -
6.51% fixed rate (2022 - 6.51%)	2039	200	200
Unsecured Senior Notes -
4.10% weighted average fixed rate (2022 - 3.31%)	2028-2033	1,500	1,000

Long-term classification of credit facility borrowings		1,572	1,657
Fair value adjustment - ITC acquisition		89	102
Total long-term debt (Note 26)		29,703	28,578
Less: Deferred financing costs and debt discounts		(172)	(166)
Less: Current installments of long-term debt		(2,296)	(2,481)
		27,235	25,931

Most long-term debt at the Corporation's regulated utilities is redeemable at the option of the respective utility at the greater of par or a specified price, together with accrued and unpaid interest. Security, if provided, is typically through a fixed or floating first charge on specific assets of the utility.
The Corporation's unsecured debentures and senior notes are redeemable at the option of Fortis at the greater of par or a specified price together with accrued and unpaid interest.

Certain long-term debt agreements have covenants that provide that the Corporation shall not declare, pay or make any restricted payments, including special or extraordinary dividends, if immediately thereafter its consolidated debt to consolidated capitalization ratio would exceed 65%.

Significant Long-Term Debt Issuances in 2023	Month Issued	Interest Rate (%)		Maturity	Amount ($ millions)		Use of Proceeds
ITC
Unsecured senior notes	June	5.40	(1)	2033	US	500	(2) (3) (4)
Unsecured senior notes	June	4.95	(5)	2027	US	300	(2) (3) (4)
Secured senior notes	November	5.65		2028	US	90	(3) (4) (6)
UNS Energy
Unsecured senior notes	February	5.50		2053	US	375	(2) (3)
Unsecured senior notes	August	5.65		2038	US	50	(2)
Central Hudson
Unsecured senior notes	March	5.68		2033	US	40	(3) (4)
Unsecured senior notes	March	5.78		2035	US	15	(3) (4)
Unsecured senior notes	March	5.88		2038	US	35	(3) (4)
Unsecured senior notes	November	6.17		2028	US	60	(3) (4)
FortisAlberta
Unsecured senior debentures	May	4.86		2053	200		(3) (4)
Newfoundland Power
First mortgage sinking fund bonds	August	5.12		2053	90		(3) (4)
Maritime Electric
First mortgage bonds	September	5.20		2053	60		(3) (4)
Fortis
Unsecured senior notes	November	5.68	(7)	2033	500		(3) (4)
(1)    ITC entered into interest rate locks which reduced the effective interest rate to 5.32% (Note 26)
(2)    Repay maturing long-term debt
(3)    General corporate purposes
(4)    Repay short-term and/or credit facility borrowings
(5)    Represents a second tranche of ITC's existing 4.95% senior notes, originally issued in 2022
(6)    Fund capital expenditures
(7)    Fortis entered into an interest rate lock which reduced the effective interest rate to 5.52% (Note 26)

In January 2024, ITC issued US$85 million of 10-year, 5.98% secured senior notes, US$75 million of 5-year, 5.11% first mortgage bonds, and US$75 million of 10-year, 5.38% first mortgage bonds. Proceeds will be used to repay credit facility borrowings, fund capital expenditures, and for general corporate purposes.

Long-Term Debt Repayments
The consolidated requirements to meet principal repayments and maturities in each of the next five years and thereafter are as follows.

($ millions)	Total
2024	2,296
2025	511
2026	2,388
2027	2,334
2028	1,501
Thereafter	20,673
29,703
In November 2022, Fortis filed a short-form base shelf prospectus with a 25-month life under which it may issue common or preference shares, subscription receipts, or debt securities in an aggregate principal amount of up to $2.0 billion. In September 2023, Fortis established an at-the-market equity program ("ATM program") pursuant to the short-form base shelf prospectus, that allows the Corporation to issue up to $500 million of common shares from treasury to the public from time to time, at the Corporation's discretion, effective until December 22, 2024. As at December 31, 2023, $500 million remained available under the ATM program and $1.5 billion remained available under the short-form base shelf prospectus.
Credit Facilities

($ millions)	Regulated Utilities	Corporate and Other	2023	2022
Total credit facilities	3,943	2,233	6,176	5,850
Credit facilities utilized:
Short-term borrowings (1)	(119)	—	(119)	(253)
Long-term debt (including current portion) (2)	(910)	(662)	(1,572)	(1,657)
Letters of credit outstanding	(78)	(23)	(101)	(128)
Credit facilities unutilized	2,836	1,548	4,384	3,812
(1)    The weighted average interest rate was approximately 6.9% (2022 - 4.9%).
(2)    The weighted average interest rate was approximately 6.2% (2022 - 5.1%). The current portion was $1,160 million (2022 - $1,376 million).

Credit facilities are syndicated primarily with large banks in Canada and the U.S., with no one bank holding more than approximately 20% of the Corporation's total revolving credit facilities. Approximately $5.7 billion of the total credit facilities are committed with maturities ranging from 2024 through 2028.

In April 2023, ITC increased its total credit facilities available from US$900 million to US$1 billion and extended the maturity to April 2028.

In May 2023, the Corporation amended its $1.3 billion revolving term committed credit facility agreement to extend the maturity to July 2028. Also in May 2023, the Corporation extended the maturity on its unsecured US$500 million non-revolving term credit facility to May 2024. The facility is repayable at any time without penalty.

In October 2023, FortisUS Inc., a holding company subsidiary of Fortis, entered into a US$150 million uncommitted revolving credit facility. The facility matures in October 2025 and will provide funding flexibility for short-term liquidity needs.

Consolidated credit facilities of approximately $6.2 billion as at December 31, 2023 are itemized below.

($ millions)	Amount		Maturity
Unsecured committed revolving credit facilities
Regulated utilities
ITC (1)	US	1,000	2028
UNS Energy	US	405	2026
Central Hudson	US	250	2025
FortisBC Energy	700		2027
FortisAlberta	250		2028
FortisBC Electric	150		2027
Other Electric	240		(2)
Other Electric	US	83	2025
Corporate and Other	1,350		(3)
Other facilities
Regulated utilities
Central Hudson - uncommitted credit facility	US	70	n/a
FortisBC Energy - uncommitted credit facility	55		2024
FortisBC Electric - unsecured demand overdraft facility	10		n/a
Other Electric - unsecured demand facilities	20		n/a
Other Electric - unsecured demand facility and emergency standby loan	US	94	2024
Corporate and Other
Unsecured non-revolving facility	US	500	2024
Unsecured revolving facility	US	150	2025
Unsecured non-revolving facility	22		n/a
(1)    ITC also has a US$400 million commercial paper program, under which $nil was outstanding as at December 31, 2023 (2022 - US$134 million), as reported in short-term borrowings.
(2)     $50 million in 2025, $90 million in 2026, and $100 million in 2028
(3)    $50 million in 2025 and $1.3 billion in 2028